Finance Lease, Right-of-use Assets and Finance Lease Liabilities	12 Months Ended
Dec. 31, 2023
Finance Lease, Right-of-use Assets and Finance Lease Liabilities [Abstract]
Finance Lease, Right-of-use Assets and Finance Lease Liabilities
7.	Finance Lease, Right-of-use Assets and Finance Lease Liabilities:

On May 9, 2023, the Company entered into a twelve-month bareboat charter agreement with an unaffiliated third party for a secondhand Newcastlemax vessel, which was renamed Titanship. The Company advanced a down payment of $3,500 which was paid upon signing of the agreement and another down payment of $3,500 upon delivery of the vessel to the Company, which took place on October 24, 2023. The Company will be paying a daily bareboat rate of $9 over the period of the twelve-month bareboat charter. At the end of the bareboat period, the Company has an option to purchase the vessel for $20,210, which  the Company expects to exercise. The Company has classified the above transaction as a finance lease. At the commencement date, the Company recognized a finance lease liability equal to the present value of lease payments during the bareboat charter period using an incremental borrowing rate of 5.4%. The Company recognized a finance lease liability of $22,388 and a corresponding right-of-use asset of $29,998 which also includes $610 of initial direct costs. The amount of the right-of-use-assets is amortized on a straight-line method based on the estimated useful life of the vessel. During the year ended December 31, 2023, the amortization of the right-of-use asset amounted to $436 and is presented in the Company’s consolidated statements of income under “Depreciation and amortization”. Interest expense on the finance lease liability for the same period amounted to $219 (Note 14). As of December 31, 2023, the right-of-use amounted to $29,562 and is presented under “Finance lease, right-of-use asset” in the accompanying consolidated balance sheets. The weighted average remaining lease term for the bareboat charter was 0.81 years as of December 31, 2023.

The annual lease payments under the Titanship bareboat charter agreement are as follows:

Twelve month periods ending December 31,	Amount
2024	22,676
Total undiscounted lease payments	22,676
Less: Discount based on incremental borrowing rate	(898)
Present value of finance lease liabilities	21,778

Finance lease liability, current	21,778
Finance lease liability, non-current	-
Present value of finance lease liabilities	21,778